Summary of Significant Accounting Policies - Summary of Reconciliation of Proceeds from Temporary Equity to Outstanding Value (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Gross proceeds		$ 750,000,000
Fair value of Public Warrants at issuance		(36,750,000)
Class A ordinary share issuance costs		(42,110,034)
Accretion of carrying value to redemption value	$ 27,340,679	85,722,976
Class A ordinary shares subject to possible redemption	$ 784,203,621	$ 756,862,942	$ 0